Schedule of Change in Fair Value Liabilities (Details) - Fair Value, Inputs, Level 3 [Member]	6 Months Ended
Jun. 30, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Beginning
Initial Measurement	249,963
Change in valuation	(8,282)
Transferred to Level 1
Fair value of liabilities	241,681
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Beginning
Initial Measurement	6,775,220
Change in valuation	(1,485,795)
Transferred to Level 1	(5,289,425)
Fair value of liabilities
Warrants Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Beginning
Initial Measurement	7,025,183
Change in valuation	(1,494,077)
Transferred to Level 1	(5,289,425)
Fair value of liabilities	$ 241,681